Summary of Significant Accounting Policies - Summary of Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2021 CNY (¥)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Less: sales tax	¥ 130	$ 19	¥ 784	¥ 54
Total Revenue	34,216	4,936	250,223	280,282
Learning Services
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Revenue, Gross	18,516	2,672	235,627	268,334
Learning Technology and Content Solutions
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Revenue, Gross	12,328	1,778	13,537	11,734
Study Camp and Learning Trip
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Revenue, Gross	¥ 3,502	$ 505	¥ 1,843	¥ 268